Income Taxes (Details) - Schedule of provision for income taxes rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for income taxes rate [Abstract]
Federal tax benefit at statutory rate	$ (6,433)	$ (6,651)
State taxes	(1,729)	(1,757)
Change in fair value of derivative	735	2,284
Change in fair value of warrant liability	(105)
Change in fair value of earnout liability	(1,948)
Non-deductible expenses	633	231
Research and development credits	(1,095)	(298)
Change in valuation allowance	10,095	6,191
Other	(153)
Provision for income taxes